Loss per share	9 Months Ended
Sep. 30, 2022
Loss per share
Loss per share

4.Loss per share

	For the Three Months
	Ended September 30,
in CHF thousands except for share and per share data	2022	2021
Loss per share (EPS)
Numerator
Net loss attributable to equity holders of the Company	(13,516)	(15,918)
Denominator
Weighted-average number of shares outstanding used to compute EPS basic and diluted attributable to equity holders	83,590,948	72,887,967
Basic and diluted loss per share for the period attributable to equity holders	(0.16)	(0.22)

	For the Nine Months
	Ended September 30,
in CHF thousands except for share and per share data	2022	2021
Loss per share (EPS)
Numerator
Net loss attributable to equity holders of the Company	(52,004)	(51,720)
Denominator
Weighted-average number of shares outstanding used to compute EPS basic and diluted attributable to equity holders	83,537,655	72,638,698
Basic and diluted loss per share for the period attributable to equity holders	(0.62)	(0.71)

Potentially dilutive securities that were not included in the diluted per share calculations because they would be anti-dilutive were as follows:

	For the Three Months
	Ended September 30,
	2022	2021
Share options issued and outstanding	97,875	1,267,924
Restricted share awards subject to future vesting	240,923	1,244

	For the Nine Months
	Ended September 30,
	2022	2021
Share options issued and outstanding	148,617	1,172,439
Restricted share awards subject to future vesting	85,829	8,106